Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Due from related party	¥ 57	$ 8	¥ 1,789
Due to related party	(12,018)	$ (1,697)	(9,393)
JM Weshop (Cayman) Inc.
Related Party Transaction [Line Items]
Due from related party			1,624
Tencent Group
Related Party Transaction [Line Items]
Due from related party	57		165
Due to related party	¥ (12,018)		¥ (9,393)